Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories	2024 2023 Uranium Concentrate $ 651,901 $ 511,654 Broken ore 27,892 71,463 679,793 583,117 Fuel services 146,612 108,711 Other 458 433 Total $ 826,863 $ 692,261